Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	€ (73,425)	€ (64,393)	€ (1,744)
Adjustments for non-cash transactions	56,476	37,941	12,704
Changes in non-current operating assets and liabilities	59,353	88,472	3,597
Changes in working capital	36,127	77,740	(6,682)
Cash generated from operations	78,532	139,759	7,875
Income tax paid	(1,631)	(2,021)	(2,346)
Net cash generated from operating activities	76,901	137,738	5,529
Cash flows from investing activities
Purchases of property, plant and equipment	(92,229)	(18,936)	(10,502)
Purchases of intangible assets	(942)	(535)	(382)
Proceeds from sale of intangible assets		24
Interest received	54	107	199
Net cash used in investing activities	(93,116)	(19,340)	(10,685)
Cash flows from financing activities
Proceeds from issuance of common stock, net of costs of equity transactions	166,614	75	(2,484)
Disposal of treasury shares	209	215	21
Proceeds from borrowings, net of transaction costs	859	50,266	11,781
Repayment of borrowings	(1,956)	(21,995)	(11,684)
Payment of lease liabilities	(2,805)	(2,111)	(2,709)
Interest paid	(8,417)	(4,711)	(2,621)
Net cash generated from/(used in) financing activities	154,504	21,740	(7,696)
Net change in cash and cash equivalents	138,288	140,138	(12,852)
Cash and cash equivalents at beginning of the year	204,394	64,439	77,084
Exchange gains/(losses) on cash	3,960	(183)	207
Restricted cash	44	41
Cash and cash equivalents at end of the year	€ 346,686	€ 204,435	€ 64,439